GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 70 .1%
Agriculture — 5 .2%
33,600 Archer-Daniels-Midland Co. (a) ........ $ 2,007,264
11,700 Bunge Global SA (a) ................ 1,130,688
45,000 Corteva Inc. (a) ................... 2,645,550
39,090 Nutrien Ltd. (a) ................... 1,878,665
7,662,167
Energy and Energy Services — 15 .7%
7,300 APA Corp. ...................... 178,558
17,200 Baker Hughes Co. ................. 621,780
22,600 BP plc , ADR ..................... 709,414
15,115 Chevron Corp. (a) ................. 2,225,986
10,100 ConocoPhillips (a) ................. 1,063,328
12,089 Coterra Energy Inc. ................ 289,532
10,000 Devon Energy Corp. ............... 391,200
3,500 Diamondback Energy Inc. ........... 603,400
26,800 Eni SpA ........................ 408,167
9,900 EOG Resources Inc. (a) ............. 1,217,007
11,400 EQT Corp. ...................... 417,696
35,407 Exxon Mobil Corp. (a) .............. 4,150,408
16,200 Halliburton Co. (a) ................. 470,610
2,500 Hess Corp. ...................... 339,500
36,900 Kinder Morgan Inc. (a) .............. 815,121
10,500 Marathon Oil Corp. ................ 279,615
6,400 Marathon Petroleum Corp. (a) ......... 1,042,624
6,100 Occidental Petroleum Corp. .......... 314,394
10,300 ONEOK Inc. ..................... 938,639
4,900 Phillips 66 ...................... 644,105
23,800 Schlumberger NV (a) ............... 998,410
26,500 Shell plc , ADR (a) ................. 1,747,675
10,500 Suncor Energy Inc. ................ 387,660
23,300 The Williams Companies Inc. (a) ....... 1,063,645
21,200 TotalEnergies SE , ADR .............. 1,369,944
5,300 Valero Energy Corp. ............... 715,659
23,404,077
Equipment and Supplies — 0 .5%
9,000 The Toro Co. ..................... 780,570
Food and Beverage — 1 .3%
25,000 Mowi ASA ...................... 449,519
25,000 Tyson Foods Inc. , Cl. A (a) ........... 1,489,000
1,938,519
Health Care — 4 .3%
60,000 Bayer AG ....................... 2,025,377
27,000 Elanco Animal Health Inc. † ........... 396,630
20,000 Zoetis Inc. (a) .................... 3,907,600
6,329,607
Machinery — 2 .8%
4,000 AGCO Corp. ..................... 391,440
94,700 CNH Industrial NV ................. 1,051,170
Shares
Market
Value
6,500 Deere & Co. (a) ................... $ 2,712,645
4,155,255
Metals and Mining — 37 .8%
28,718 Agnico Eagle Mines Ltd. ............ 2,313,522
113,600 Alamos Gold Inc. , Cl. A (a) ........... 2,265,184
16,800 Anglogold Ashanti plc .............. 447,384
34,500 Artemis Gold Inc. † ................ 330,855
49,000 Aya Gold & Silver Inc. † ............. 637,657
126,694 Barrick Gold Corp. (a) .............. 2,519,944
346,315 Bellevue Gold Ltd. † ................ 316,041
47,500 BHP Group Ltd. , ADR (a) ............ 2,950,225
930,962 De Grey Mining Ltd. † .............. 894,633
90,000 Dundee Precious Metals Inc. ......... 911,679
130,500 Eldorado Gold Corp. † .............. 2,266,785
92,585 Endeavour Mining plc .............. 2,200,216
571,853 Evolution Mining Ltd. .............. 1,834,427
14,400 Franco-Nevada Corp. (a) ............. 1,789,200
68,000 Freeport-McMoRan Inc. (a) ........... 3,394,560
56,250 G Mining Ventures Corp. † ........... 390,125
71,000 Glencore plc ..................... 405,987
32,100 Gold Fields Ltd. , ADR .............. 492,735
323,102 Gold Road Resources Ltd. ........... 381,974
141,000 K92 Mining Inc. † ................. 820,489
318,700 Kinross Gold Corp. (a) .............. 2,983,032
65,400 Lundin Gold Inc. .................. 1,414,433
36,500 MAG Silver Corp. † ................ 512,460
106,700 Newmont Corp. (a) ................ 5,703,115
335,439 Northern Star Resources Ltd. ......... 3,703,535
51,500 Osisko Gold Royalties Ltd. (a) ......... 953,265
270,100 Osisko Mining Inc. † ............... 972,596
23,700 Pan American Silver Corp. ........... 494,619
957,915 Perseus Mining Ltd. ............... 1,728,484
40,500 Rio Tinto plc , ADR (a) .............. 2,882,385
13,200 Royal Gold Inc. ................... 1,851,960
73,000 Victoria Gold Corp. † (b) ............. 0
67,700 Wesdome Gold Mines Ltd. † .......... 635,227
513,634 Westgold Resources Ltd. ............ 915,271
198,783 Westgold Resources Ltd. ............ 366,934
58,350 Wheaton Precious Metals Corp. (a) ..... 3,564,018
56,244,956
Specialty Chemicals — 2 .5%
16,455 CF Industries Holdings Inc. .......... 1,411,839
14,000 Darling Ingredients Inc. † ............ 520,240
12,000 FMC Corp. ...................... 791,280
25,500 The Mosaic Co. ................... 682,890
8,900 Yara International ASA .............. 281,769
3,688,018
TOTAL COMMON STOCKS ........... 104,203,169

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 0 .5%
Metals and Mining — 0 .5%
$ 750,000 Allied Gold Corp. ,
8.750% , 09/07/28 (c) ............. $ 746,250
CORPORATE BONDS — 4 .4%
Energy and Energy Services — 0 .1%
80,000 Devon Energy Corp. ,
4.500% , 01/15/30 ............... 79,279
Metals and Mining — 4 .3%
750,000 AngloGold Ashanti Holdings plc ,
3.750% , 10/01/30 ............... 695,628
750,000 Freeport-McMoRan Inc. ,
4.125% , 03/01/28 ............... 745,559
675,000 Hecla Mining Co. ,
7.250% , 02/15/28 ............... 688,937
500,000 IAMGOLD Corp. ,
5.750% , 10/15/28 (c) ............. 494,988
1,300,000 Kinross Gold Corp. ,
6.250% , 07/15/33 (c) ............. 1,409,977
500,000 New Gold Inc. ,
7.500% , 07/15/27 (c) ............. 510,386
1,750,000 Northern Star Resources Ltd. ,
6.125% , 04/11/33 (c) ............. 1,843,467
6,388,942
TOTAL CORPORATE BONDS .......... 6,468,221
U.S. GOVERNMENT OBLIGATIONS — 25 .0%
37,533,000 U.S. Treasury Bills,
4.511 % to 5.298% †† , 10/17/24 to
03/20/25 (d) ................... 37,210,716
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100 .0% .............
(Cost $ 157,454,914 ) ............. $ 148,628,356
(a) Securities, or a portion thereof, with a value of $39,814,096 were deposited with the broker as collateral for options written.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) At September 30, 2024, $7,000,000 of the principal amount was pledged as collateral for options written.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 79 .7% $ 118,525,996
Asia/Pacific ......................... 10 .1 14,934,991
Europe .............................. 9 .9 14,674,634
South Africa ......................... 0 .3 492,735
Total Investments — Long Positions 100.0% $ 148,628,356
Short Positions
North America ...................... ( 2 .9 ) % $ (4,280,085)
Europe .............................. (0.0) ** (13,549)
Total Investments — Short Positions (2.9)% $ (4,293,634)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
As of September 30, 2024, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (2.3)%
AGCO Corp. Pershing LLC 20 USD 195,720 USD 117.00 10/18/24 $ 30
Agnico Eagle Mines Ltd. Pershing LLC 135 USD 1,087,560 USD 76.00 10/18/24 72,985
Agnico Eagle Mines Ltd. Pershing LLC 121 USD 974,776 USD 74.00 12/20/24 110,392
Anglogold Ashanti plc Pershing LLC 100 USD 266,300 USD 35.00 11/15/24 832
Anglogold Ashanti plc Pershing LLC 40 USD 106,520 USD 35.00 12/20/24 1,060
Archer-Daniels-Midland Co. Pershing LLC 23 USD 137,402 USD 65.00 10/18/24 156
Archer-Daniels-Midland Co. Pershing LLC 85 USD 507,790 USD 67.50 10/18/24 111
Archer-Daniels-Midland Co. Pershing LLC 108 USD 645,192 USD 65.00 12/20/24 9,109
Archer-Daniels-Midland Co. Pershing LLC 112 USD 669,088 USD 65.00 02/21/25 17,031
Baker Hughes Co. Pershing LLC 60 USD 216,900 USD 37.00 10/18/24 2,851
Baker Hughes Co. Pershing LLC 47 USD 169,905 USD 38.00 01/17/25 6,955
Baker Hughes Co. Pershing LLC 65 USD 234,975 USD 39.00 03/21/25 10,768
Barrick Gold Corp. Pershing LLC 100 USD 198,900 USD 19.00 10/18/24 12,075
Barrick Gold Corp. Pershing LLC 426 USD 847,314 USD 23.50 01/17/25 17,973
Barrick Gold Corp., ADR Pershing LLC 266 USD 529,074 USD 23.50 02/21/25 15,957
BHP Group Ltd., ADR Pershing LLC 160 USD 993,760 USD 65.00 10/18/24 8,996
BHP Group Ltd., ADR Pershing LLC 170 USD 1,055,870 USD 58.00 11/15/24 90,152
BHP Group Ltd., ADR Pershing LLC 145 USD 900,595 USD 66.00 12/20/24 25,485
BP plc, ADR Pershing LLC 76 USD 238,564 USD 38.00 10/18/24 88
BP plc, ADR Pershing LLC 73 USD 229,147 USD 37.00 11/15/24 548
BP plc, ADR Pershing LLC 77 USD 241,703 USD 38.00 12/20/24 839
BP plc, ADR Pershing LLC 76 USD 238,564 USD 34.50 01/17/25 4,607
Bunge Global SA Pershing LLC 27 USD 260,928 USD 110.00 10/18/24 196
Bunge Global SA Pershing LLC 50 USD 483,200 USD 115.00 12/20/24 2,470
Bunge Global SA Pershing LLC 40 USD 386,560 USD 110.00 02/21/25 6,920
CF Industries Holdings Inc. Pershing LLC 61 USD 523,380 USD 85.00 11/15/24 24,803
CF Industries Holdings Inc. Pershing LLC 50 USD 429,000 USD 85.00 12/20/24 25,944
CF Industries Holdings Inc. Pershing LLC 53 USD 454,740 USD 92.50 01/17/25 14,816
Chevron Corp. Pershing LLC 40 USD 589,080 USD 162.50 11/15/24 2,681
Chevron Corp. Pershing LLC 55 USD 809,985 USD 155.00 12/20/24 17,859
Chevron Corp. Pershing LLC 56 USD 824,712 USD 155.00 01/17/25 23,453
CNH Industrial NV Pershing LLC 320 USD 355,200 USD 12.00 11/15/24 6,986
CNH Industrial NV Pershing LLC 320 USD 355,200 USD 12.50 12/20/24 9,953
ConocoPhillips Pershing LLC 35 USD 368,480 USD 130.00 10/18/24 29
ConocoPhillips Pershing LLC 34 USD 357,952 USD 120.00 12/20/24 3,481
ConocoPhillips Pershing LLC 32 USD 336,896 USD 122.00 02/21/25 5,767
Corteva Inc. Pershing LLC 145 USD 852,455 USD 57.50 10/18/24 32,985
Corteva Inc. Pershing LLC 145 USD 852,455 USD 58.00 11/15/24 42,529
Corteva Inc. Pershing LLC 160 USD 940,640 USD 62.50 01/17/25 29,229
Coterra Energy Inc. Pershing LLC 60 USD 143,700 USD 29.00 11/15/24 315
Coterra Energy Inc. Pershing LLC 60 USD 143,700 USD 27.00 12/20/24 1,850
Deere & Co. Pershing LLC 20 USD 834,660 USD 410.00 10/18/24 25,651
Deere & Co. Pershing LLC 20 USD 834,660 USD 380.00 11/15/24 85,536
Deere & Co. Pershing LLC 25 USD 1,043,325 USD 430.00 12/20/24 40,563
Devon Energy Corp. Pershing LLC 50 USD 195,600 USD 50.00 10/18/24 45
Devon Energy Corp. Pershing LLC 50 USD 195,600 USD 48.00 12/20/24 1,458
Diamondback Energy Inc. Pershing LLC 5 USD 86,200 USD 188.56 10/18/24 205
Diamondback Energy Inc. Pershing LLC 6 USD 103,440 USD 203.56 10/18/24 30
Diamondback Energy Inc. Pershing LLC 10 USD 172,400 USD 200.00 12/20/24 1,781

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Diamondback Energy Inc. Pershing LLC 14 USD 241,360 USD 200.00 02/21/25 $ 5,398
Dundee Precious Metals Inc. Pershing LLC 450 CAD 616,500 CAD 12.50 11/15/24 43,305
Dundee Precious Metals Inc. Pershing LLC 450 CAD 616,500 CAD 13.50 01/17/25 33,311
Elanco Animal Health Inc. Pershing LLC 135 USD 198,315 USD 18.00 12/20/24 5,198
Endeavour Mining plc Pershing LLC 330 CAD 1,060,620 CAD 35.00 11/15/24 22,393
Eni SpA Morgan Stanley 18 EUR 123,138 EUR 14.80 10/18/24 124
Eni SpA Morgan Stanley 18 EUR 123,138 EUR 15.50 12/20/24 554
Eni SpA Morgan Stanley 18 EUR 123,138 EUR 15.50 01/17/25 866
EOG Resources Inc. Pershing LLC 30 USD 368,790 USD 137.00 10/18/24 183
EOG Resources Inc. Pershing LLC 36 USD 442,548 USD 135.00 12/20/24 6,851
EOG Resources Inc. Pershing LLC 33 USD 405,669 USD 136.00 02/21/25 10,051
EQT Corp. Pershing LLC 45 USD 164,880 USD 40.00 10/18/24 875
EQT Corp. Pershing LLC 45 USD 164,880 USD 36.00 12/20/24 12,709
EQT Corp. Pershing LLC 24 USD 87,936 USD 36.00 02/21/25 8,595
Exxon Mobil Corp. Pershing LLC 91 USD 1,066,702 USD 120.00 10/18/24 11,234
Exxon Mobil Corp. Pershing LLC 133 USD 1,559,026 USD 110.00 11/15/24 114,467
Exxon Mobil Corp. Pershing LLC 123 USD 1,441,806 USD 120.00 01/17/25 57,964
FMC Corp. Pershing LLC 40 USD 263,760 USD 75.00 12/20/24 6,985
Franco-Nevada Corp. Pershing LLC 64 USD 795,200 USD 130.00 11/15/24 20,064
Franco-Nevada Corp. Pershing LLC 58 USD 720,650 USD 130.00 01/17/25 32,135
Franco-Nevada Corp. Pershing LLC 22 USD 273,350 USD 130.00 03/21/25 16,439
Freeport-McMoRan Inc. Pershing LLC 197 USD 983,424 USD 47.00 11/15/24 87,101
Freeport-McMoRan Inc. Pershing LLC 30 USD 149,760 USD 49.00 11/15/24 9,660
Freeport-McMoRan Inc. Pershing LLC 144 USD 718,848 USD 48.00 12/20/24 66,524
Freeport-McMoRan Inc. Pershing LLC 83 USD 414,336 USD 49.00 12/20/24 33,778
Freeport-McMoRan Inc. Pershing LLC 226 USD 1,128,192 USD 49.00 01/17/25 102,585
Glencore plc Morgan Stanley 71 GBP 303,667 GBp 450.00 10/18/24 3,085
Gold Fields Ltd., ADR Pershing LLC 140 USD 214,900 USD 20.00 11/15/24 1,160
Gold Fields Ltd., ADR Pershing LLC 56 USD 85,960 USD 18.00 01/17/25 3,342
Gold Fields Ltd., ADR Pershing LLC 125 USD 191,875 USD 16.50 03/21/25 17,715
Halliburton Co. Pershing LLC 52 USD 151,060 USD 43.00 10/18/24 0
Halliburton Co. Pershing LLC 60 USD 174,300 USD 37.00 11/15/24 530
Halliburton Co. Pershing LLC 50 USD 145,250 USD 33.00 12/20/24 3,301
Halliburton Co. Pershing LLC 52 USD 151,060 USD 33.00 01/17/25 4,666
Hess Corp. Pershing LLC 8 USD 108,640 USD 160.00 10/18/24 12
Hess Corp. Pershing LLC 8 USD 108,640 USD 155.00 12/20/24 764
Hess Corp. Pershing LLC 9 USD 122,220 USD 150.00 02/21/25 3,604
K92 Mining Inc. Pershing LLC 500 CAD 393,500 CAD 8.50 10/18/24 2,952
K92 Mining Inc. Pershing LLC 260 CAD 204,620 CAD 9.00 12/20/24 3,934
K92 Mining Inc. Pershing LLC 650 CAD 511,550 CAD 9.25 02/21/25 14,722
Kinder Morgan Inc. Pershing LLC 117 USD 258,453 USD 20.50 10/18/24 19,828
Kinder Morgan Inc. Pershing LLC 142 USD 313,678 USD 22.00 12/20/24 11,515
Kinder Morgan Inc. Pershing LLC 110 USD 242,990 USD 22.00 02/21/25 11,031
Kinross Gold Corp. Pershing LLC 558 USD 522,288 USD 11.00 11/15/24 7,862
Kinross Gold Corp. Pershing LLC 1,115 USD 1,043,640 USD 7.50 12/20/24 227,159
Kinross Gold Corp. Pershing LLC 777 USD 727,272 USD 11.00 01/17/25 25,952
Lundin Gold Inc. Pershing LLC 75 CAD 219,375 CAD 26.00 11/15/24 20,541
Lundin Gold Inc. Pershing LLC 93 CAD 272,025 CAD 27.50 11/15/24 17,644
Lundin Gold Inc. Pershing LLC 100 CAD 292,500 CAD 22.00 12/20/24 53,311
Lundin Gold Inc. Pershing LLC 68 CAD 198,900 CAD 27.50 12/20/24 13,815
Lundin Gold Inc. Pershing LLC 168 CAD 491,400 CAD 27.50 02/21/25 42,289
Marathon Oil Corp. Pershing LLC 24 USD 63,912 USD 28.00 10/18/24 534

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Marathon Oil Corp. Pershing LLC 35 USD 93,205 USD 30.00 12/20/24 $ 1,651
Marathon Oil Corp. Pershing LLC 46 USD 122,498 USD 30.00 01/17/25 2,922
Marathon Petroleum Corp. Pershing LLC 24 USD 390,984 USD 175.00 10/18/24 2,154
Marathon Petroleum Corp. Pershing LLC 29 USD 472,439 USD 180.00 01/17/25 14,173
Marathon Petroleum Corp. Pershing LLC 11 USD 179,201 USD 175.00 02/21/25 8,556
Mowi ASA Morgan Stanley 250 NOK 4,743,750 NOK 200.00 12/20/24 8,920
Newmont Corp. Pershing LLC 404 USD 2,159,380 USD 45.00 10/18/24 346,846
Newmont Corp. Pershing LLC 197 USD 1,052,965 USD 50.00 12/20/24 107,223
Newmont Corp. Pershing LLC 20 USD 106,900 USD 57.50 12/20/24 3,896
Nutrien Ltd. Pershing LLC 130 USD 624,780 USD 55.00 12/20/24 9,384
Nutrien Ltd. Pershing LLC 130 USD 624,780 USD 55.00 01/17/25 11,154
Occidental Petroleum Corp. Pershing LLC 20 USD 103,080 USD 66.00 11/15/24 260
Occidental Petroleum Corp. Pershing LLC 21 USD 108,234 USD 65.00 01/17/25 869
Occidental Petroleum Corp. Pershing LLC 20 USD 103,080 USD 60.00 02/21/25 2,751
ONEOK Inc. Pershing LLC 30 USD 273,390 USD 77.50 10/18/24 41,541
ONEOK Inc. Pershing LLC 36 USD 328,068 USD 83.00 11/15/24 30,271
ONEOK Inc. Pershing LLC 37 USD 337,181 USD 110.00 12/20/24 310
Osisko Gold Royalties Ltd. Pershing LLC 200 USD 370,200 USD 20.00 01/17/25 15,637
Osisko Gold Royalties Ltd. Pershing LLC 200 USD 370,200 USD 20.00 03/21/25 22,790
Osisko Mining Inc. Morgan Stanley 565 CAD 275,155 CAD 3.25 12/20/24 68,639
Pan American Silver Corp. Pershing LLC 82 USD 171,134 USD 20.00 10/18/24 11,245
Pan American Silver Corp. Pershing LLC 85 USD 177,395 USD 22.00 12/20/24 12,312
Phillips 66 Pershing LLC 5 USD 65,725 USD 135.00 10/18/24 831
Phillips 66 Pershing LLC 22 USD 289,190 USD 145.00 11/15/24 2,290
Phillips 66 Pershing LLC 22 USD 289,190 USD 130.00 12/20/24 16,722
Rio Tinto plc, ADR Pershing LLC 170 USD 1,209,890 USD 72.50 10/18/24 18,728
Rio Tinto plc, ADR Pershing LLC 85 USD 604,945 USD 70.00 12/20/24 36,953
Rio Tinto plc, ADR Pershing LLC 150 USD 1,067,550 USD 68.00 02/21/25 103,528
Royal Gold Inc. Pershing LLC 45 USD 631,350 USD 145.00 11/15/24 17,144
Royal Gold Inc. Pershing LLC 45 USD 631,350 USD 147.00 01/17/25 26,057
Royal Gold Inc. Pershing LLC 40 USD 561,200 USD 150.00 03/21/25 28,276
Schlumberger NV Pershing LLC 75 USD 314,625 USD 50.00 10/18/24 244
Schlumberger NV Pershing LLC 75 USD 314,625 USD 49.00 12/20/24 4,769
Schlumberger NV Pershing LLC 13 USD 54,535 USD 45.00 01/17/25 2,386
Schlumberger NV Pershing LLC 75 USD 314,625 USD 46.50 01/17/25 10,404
Shell plc, ADR Pershing LLC 83 USD 547,385 USD 74.00 10/18/24 326
Shell plc, ADR Pershing LLC 92 USD 606,740 USD 75.00 11/15/24 1,433
Shell plc, ADR Pershing LLC 90 USD 593,550 USD 71.00 12/20/24 7,382
Suncor Energy Inc. Pershing LLC 35 USD 129,220 USD 40.00 10/18/24 334
Suncor Energy Inc. Pershing LLC 35 USD 129,220 USD 40.00 12/20/24 2,692
Suncor Energy Inc. Pershing LLC 35 USD 129,220 USD 41.25 01/17/25 2,497
The Mosaic Co. Pershing LLC 85 USD 227,630 USD 35.00 10/18/24 1
The Mosaic Co. Pershing LLC 85 USD 227,630 USD 30.00 12/20/24 6,567
The Toro Co. Pershing LLC 45 USD 390,285 USD 97.50 10/18/24 207
The Toro Co. Pershing LLC 45 USD 390,285 USD 95.00 12/20/24 7,827
The Williams Companies Inc. Pershing LLC 72 USD 328,680 USD 47.00 10/18/24 2,148
The Williams Companies Inc. Pershing LLC 75 USD 342,375 USD 47.00 12/20/24 9,390
The Williams Companies Inc. Pershing LLC 90 USD 410,850 USD 47.00 01/17/25 13,990
TotalEnergies SE, ADR Pershing LLC 71 USD 458,802 USD 70.00 10/18/24 711
TotalEnergies SE, ADR Pershing LLC 70 USD 452,340 USD 68.50 12/20/24 10,274
TotalEnergies SE, ADR Pershing LLC 71 USD 458,802 USD 71.00 02/21/25 8,243
Tyson Foods Inc., Cl. A Pershing LLC 125 USD 744,500 USD 62.50 12/20/24 19,138

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Tyson Foods Inc., Cl. A Pershing LLC 125 USD 744,500 USD 65.00 01/17/25 $ 13,711
Valero Energy Corp. Pershing LLC 18 USD 243,054 USD 160.00 10/18/24 178
Valero Energy Corp. Pershing LLC 17 USD 229,551 USD 162.00 12/20/24 2,448
Valero Energy Corp. Pershing LLC 18 USD 243,054 USD 150.00 01/17/25 8,226
Wesdome Gold Mines Ltd. Pershing LLC 340 CAD 431,460 CAD 13.50 11/15/24 9,351
Wesdome Gold Mines Ltd. Pershing LLC 337 CAD 427,653 CAD 13.00 01/17/25 21,644
Wheaton Precious Metals Corp. Pershing LLC 270 USD 1,649,160 USD 60.00 11/15/24 96,836
Wheaton Precious Metals Corp. Pershing LLC 154 USD 940,632 USD 62.00 01/17/25 61,142
Zoetis Inc. Pershing LLC 50 USD 976,900 USD 200.00 12/20/24 39,821
Zoetis Inc. Pershing LLC 60 USD 1,172,280 USD 202.00 01/17/25 48,601
TOTAL OTC CALL OPTIONS WRITTEN $ 3,424,106
OTC Put Options Written — (0.0)%
VanEck Agribusiness ETF Pershing LLC 132 USD 996,732 USD 71.50 12/20/24 $ 16,654
TOTAL OTC PUT OPTIONS WRITTEN $ 16,654
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.4)%
Alamos Gold Inc., Cl. A 321 USD 640,074 USD 20.00 12/20/24 $ 42,372
Alamos Gold Inc., Cl. A 305 USD 608,170 USD 20.00 02/21/25 53,375
Barrick Gold Corp. 475 USD 944,775 USD 20.00 12/20/24 58,900
Darling Ingredients Inc. 70 USD 260,120 USD 45.00 10/18/24 350
Darling Ingredients Inc. 70 USD 260,120 USD 47.50 12/20/24 3,150
Elanco Animal Health Inc. 135 USD 198,315 USD 22.00 10/18/24 3,375
Eldorado Gold Corp. 713 USD 1,238,481 USD 18.00 10/18/24 21,390
Eldorado Gold Corp. 257 USD 446,409 USD 18.00 11/15/24 21,845
Eldorado Gold Corp. 335 USD 581,895 USD 15.00 12/20/24 167,500
FMC Corp. 40 USD 263,760 USD 70.00 10/18/24 2,000
FMC Corp. 40 USD 263,760 USD 70.00 11/15/24 9,520
Kinross Gold Corp. 737 USD 689,832 USD 10.00 11/15/24 26,532
MAG Silver Corp. 180 USD 252,720 USD 17.50 02/21/25 11,700
MAG Silver Corp. 180 USD 252,720 USD 17.50 05/16/25 18,720
Wheaton Precious Metals Corp. 157 USD 958,956 USD 65.00 03/21/25 60,445
Zoetis Inc. 50 USD 976,900 USD 195.00 10/18/24 20,000
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 521,174
Exchange Traded Put Options Written — (0.2)%
Energy Select Sector SPDR ETF 260 USD 2,282,800 USD 87.00 10/18/24 $ 31,460
Energy Select Sector SPDR ETF 260 USD 2,282,800 USD 87.00 11/15/24 61,360
Energy Select Sector SPDR ETF 260 USD 2,282,800 USD 85.00 12/20/24 56,940
VanEck Agribusiness ETF 132 USD 996,732 USD 70.00 10/18/24 63,360
VanEck Gold Miners ETF 1,000 USD 3,982,000 USD 29.00 11/15/24 35,000
VanEck Gold Miners ETF 735 USD 2,926,770 USD 34.00 12/20/24 35,280
VanEck Gold Miners ETF 700 USD 2,787,400 USD 34.00 01/17/25 48,300
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 331,700
TOTAL OPTIONS WRITTEN $ 4,293,634